Commitments and Contingencies (Details Narrative)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2023 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2019 Integer	Sep. 30, 2022	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 09, 2023 USD ($)	May 27, 2022 USD ($) ft²	Apr. 14, 2020 USD ($) ft²	Oct. 03, 2019 USD ($) ft²
Loss Contingencies [Line Items]
Number of leased vehicles | Integer			25
Restricted Cash, Current					$ 895,000	$ 4,171,000				$ 1,207,000	$ 5,056,000
Office square footage | ft²														8,816	24,474
Lessee, Operating Lease, Renewal Term															5 years
Lessee operating sublease rentable area | ft²													16,637
Lessee operating sublease monthly rent													$ 87,000
Lessee operating sublease annual increase													3.50%
Sublease Income					$ 300,000					600,000
Unrecorded Unconditional Purchase Obligation, Purchases						0				$ 1,000,000.0	3,000,000.0
Accounts payable trade 90 days past due or more percent					65.00%					56.70%
Accrued Liabilities, Current					$ 3,454,000					$ 4,124,000	8,370,000
Unrecorded Unconditional Purchase Obligation										1,000,000.0
Forecast [Member]
Loss Contingencies [Line Items]
Sublease Income							$ 900,000	$ 1,100,000	$ 1,000,000.0
Rush University [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Accrued Royalties		$ 100,000
Rush University [Member] | Royalty Agreement Terms [Member]
Loss Contingencies [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		$ 100,000
Payments for Royalties						$ 300,000				1,100,000	200,000
Accrued Liabilities, Current										600,000
Letter of Credit [Member]
Loss Contingencies [Line Items]
Security Deposit														$ 50,000	$ 750,000
Letter of Credit [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due												$ 5,300,000
Vehicles [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Security Deposit										300,000
Vehicles [Member] | Securities Deposit [Member]
Loss Contingencies [Line Items]
Restricted Cash, Current										300,000	300,000
Building and Building Improvements [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Security Deposit					300,000					800,000
Notice of default increase decrease in restricted cash	$ 800,000				$ 800,000					800,000
Building and Building Improvements [Member] | Letter of Credit [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Notice of default increase decrease in restricted cash	$ 800,000
Building and Building Improvements [Member] | Securities Deposit [Member]
Loss Contingencies [Line Items]
Restricted Cash, Current										$ 800,000	$ 800,000
Lease Contract Term One [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Term of Contract				24 months
Lessee operating lease extended lease term				12 months
Lease Contract Term One [Member] | Vehicles [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Term of Contract			24 months
Lease Contract Term Two [Member] | Vehicles [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Term of Contract			36 months